Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Vessel Segment Customer	Dec. 31, 2020 USD ($) Vessel Customer	Dec. 31, 2019 USD ($) Vessel Customer
Operating Segments [Abstract]
Number of operating segments | Segment	1
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	26	27	27
Revenues	$ 295,853	$ 691,039	$ 535,068
Number of major customers | Customer	5	5	5
Time Charters [Member]
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	7	18	5
Spot Market [Member]
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	19	9	22
Major Customer [Member]
Information About Major Customers [Abstract]
Revenues	$ 157,601	$ 283,042	$ 311,120
Percentage of aggregate revenue	53.00%	41.00%	58.00%
Customer One [Member]
Information About Major Customers [Abstract]
Revenues	$ 41,418	$ 78,513	$ 84,067
Customer Two [Member]
Information About Major Customers [Abstract]
Revenues	35,154	57,777	79,161
Customer Three [Member]
Information About Major Customers [Abstract]
Revenues	28,322	55,371	73,629
Customer Four [Member]
Information About Major Customers [Abstract]
Revenues	26,392	53,711	39,477
Customer Five [Member]
Information About Major Customers [Abstract]
Revenues	$ 26,315	$ 37,670	$ 34,786